Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 23.6	$ 15.3
Credit risk [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	23.6	15.3
Credit risk [member] | Ghana [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	0.8
Credit risk [member] | Peru [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 22.8	$ 15.3

[1]	Refer note 42.